American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate
April 30, 2026

Strategic Allocation: Moderate Fund - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 49.7%
American Century Diversified Corporate Bond ETF	546,672	25,567,849
American Century Focused Dynamic Growth ETF(2)	224,931	29,425,473
American Century Focused Large Cap Value ETF	373,516	29,981,868
American Century Multisector Income ETF	812,544	35,605,191
American Century Quality Diversified International ETF	400,808	27,723,889
American Century Short Duration Strategic Income ETF	433,177	22,282,712
American Century U.S. Quality Growth ETF	313,447	35,156,216
American Century U.S. Quality Value ETF(3)	811,347	54,228,486
Avantis Emerging Markets Equity ETF(3)	373,092	33,712,593
Avantis International Equity ETF	308,710	27,678,939
Avantis International Small Cap Value ETF	102,563	10,887,062
Avantis U.S. Equity ETF	369,404	45,100,534
Avantis U.S. Small Cap Value ETF(3)	42,312	5,083,364
TOTAL AFFILIATED FUNDS (Cost $250,418,888)		382,434,176
COMMON STOCKS — 25.0%
Aerospace and Defense — 0.6%
AAR Corp.(2)	794	87,634
Astronics Corp.(2)	966	68,972
ATI, Inc.(2)	428	66,537
Axon Enterprise, Inc.(2)	856	343,907
Babcock International Group PLC	5,921	89,201
BAE Systems PLC	19,712	548,261
Carpenter Technology Corp.	137	58,663
Curtiss-Wright Corp.	509	366,582
Exosens SAS	1,662	126,919
HEICO Corp.	1,287	347,387
Hexcel Corp.	2,400	225,288
Howmet Aerospace, Inc.	5,594	1,359,566
Karman Holdings, Inc.(2)(3)	627	42,623
L3Harris Technologies, Inc.	1,625	520,894
MDA Space Ltd.(2)(3)	4,003	122,417
Rocket Lab Corp.(2)	5,083	419,398
Rolls-Royce Holdings PLC	11,907	191,602
		4,985,851
Air Freight and Logistics — 0.1%
Deutsche Post AG	8,159	483,129
FedEx Corp.	578	233,113
		716,242
Automobile Components — 0.2%
BorgWarner, Inc.	3,391	193,185
Cie Generale des Etablissements Michelin SCA(3)	12,460	451,376
Continental AG(2)	3,358	254,077
Gentex Corp.	8,474	195,834
JTEKT Corp.	8,600	105,035
Linamar Corp.	1,241	83,038
		1,282,545
Automobiles — 0.2%
Bayerische Motoren Werke AG	1,464	133,975
Ferrari NV	1,332	460,940

Kia Corp.	758	78,181
Mercedes-Benz Group AG	4,900	285,622
Tesla, Inc.(2)	1,559	594,961
		1,553,679
Banks — 1.5%
AIB Group PLC	34,294	395,291
AL Sydbank	1,273	108,571
Alpha Bank SA	85,418	342,802
ANZ Group Holdings Ltd.	9,796	260,197
Banco Santander SA	44,618	544,443
Bancorp, Inc.(2)	949	56,779
Bank of America Corp.	11,903	636,334
Bankinter SA	3,480	57,911
Barclays PLC	89,127	523,881
BNP Paribas SA	5,164	542,331
BPER Banca SpA(3)	8,837	130,450
Coastal Financial Corp.(2)	385	29,114
Commerce Bancshares, Inc.	13,269	690,386
Erste Group Bank AG	3,675	406,073
First Hawaiian, Inc.	8,558	233,462
Hana Financial Group, Inc.	2,347	203,911
Itau Unibanco Holding SA, Preference Shares	42,900	375,217
JPMorgan Chase & Co.	2,190	685,974
Kyoto Financial Group, Inc.	800	22,157
Mebuki Financial Group, Inc.(3)	21,100	175,179
NatWest Group PLC	22,660	180,733
NU Holdings Ltd., Class A(2)	42,140	610,187
Prosperity Bancshares, Inc.	7,002	487,689
Regions Financial Corp.	20,261	578,452
Shinhan Financial Group Co. Ltd.	3,677	249,700
Societe Generale SA	10,918	878,899
Southstate Bank Corp.	363	35,454
Standard Chartered PLC	9,927	252,789
Suruga Bank Ltd.	15,000	222,405
Triumph Financial, Inc.(2)	434	29,373
Truist Financial Corp.	8,636	444,754
U.S. Bancorp	7,805	442,231
United Overseas Bank Ltd.	12,500	355,988
Westamerica Bancorporation	3,781	207,275
Woori Financial Group, Inc.	5,550	126,563
		11,522,955
Beverages — 0.2%
Anheuser-Busch InBev SA	4,950	374,030
Carlsberg AS, Class B	2,720	368,527
Heineken NV(3)	9,228	718,398
PepsiCo, Inc.	2,155	341,546
		1,802,501
Biotechnology — 0.5%
AbbVie, Inc.	1,879	397,070
ADMA Biologics, Inc.(2)	4,564	46,781
Alkermes PLC(2)	1,120	37,755
Alnylam Pharmaceuticals, Inc.(2)	2,643	817,982
Arcutis Biotherapeutics, Inc.(2)	1,434	33,298
Arrowhead Pharmaceuticals, Inc.(2)	632	46,439
Bridgebio Pharma, Inc.(2)	1,105	78,577

Celldex Therapeutics, Inc.(2)	753	24,759
CG oncology, Inc.(2)	395	26,362
Cogent Biosciences, Inc.(2)	909	32,533
Cytokinetics, Inc.(2)	461	29,490
Evommune, Inc.(2)	618	14,708
Gilead Sciences, Inc.	2,795	365,698
Grifols SA, Class B, Preference Shares	12,829	106,536
Insmed, Inc.(2)	4,461	608,168
Ionis Pharmaceuticals, Inc.(2)	417	31,175
Madrigal Pharmaceuticals, Inc.(2)	158	81,748
Mineralys Therapeutics, Inc.(2)	950	25,318
Natera, Inc.(2)	2,546	524,883
Newamsterdam Pharma Co. NV(2)(3)	458	13,081
Nuvalent, Inc., Class A(2)	445	44,625
Praxis Precision Medicines, Inc.(2)	112	35,709
Protagonist Therapeutics, Inc.(2)	536	53,048
Revolution Medicines, Inc.(2)	315	45,398
Scholar Rock Holding Corp.(2)	740	34,491
UroGen Pharma Ltd.(2)	1,351	32,194
Vaxcyte, Inc.(2)	359	20,549
Vera Therapeutics, Inc.(2)	712	25,354
Vertex Pharmaceuticals, Inc.(2)	513	219,246
Viking Therapeutics, Inc.(2)	10,080	314,294
Xenon Pharmaceuticals, Inc.(2)	698	39,116
		4,206,385
Broadline Retail — 0.4%
Alibaba Group Holding Ltd.	4,800	79,109
Alibaba Group Holding Ltd., ADR	3,313	436,919
Amazon.com, Inc.(2)	6,690	1,773,251
Coupang, Inc.(2)	19,961	398,821
Ollie's Bargain Outlet Holdings, Inc.(2)	230	19,897
Ryohin Keikaku Co. Ltd.	20,000	463,256
		3,171,253
Building Products — 0.4%
A.O. Smith Corp.	4,798	296,708
Cie de Saint-Gobain SA	3,834	351,270
Daikin Industries Ltd.	2,000	282,590
Fortune Brands Innovations, Inc.	733	29,716
Hayward Holdings, Inc.(2)	6,167	92,567
Johnson Controls International PLC	5,210	760,816
Masco Corp.	2,884	207,129
Munters Group AB(3)	2,731	60,207
Owens Corning	2,031	250,504
Trane Technologies PLC	816	401,913
Trex Co., Inc.(2)	1,294	50,725
Volution Group PLC	10,501	88,061
		2,872,206
Capital Markets — 0.7%
Ameriprise Financial, Inc.	1,112	527,967
Bank of New York Mellon Corp.	660	88,684
Blackrock, Inc.	255	271,728
Etoro Group Ltd., Class A(2)	739	26,294
flatexDEGIRO SE	3,006	107,554
Goldman Sachs Group, Inc.	414	382,441
Hamilton Lane, Inc., Class A	442	40,660

HUB24 Ltd.	510	31,208
Intercontinental Exchange, Inc.	1,227	193,976
KKR & Co., Inc.	1,713	178,734
London Stock Exchange Group PLC	3,854	500,082
LPL Financial Holdings, Inc.	1,542	515,228
Miami International Holdings, Inc.(2)	953	44,305
Morgan Stanley	1,825	347,827
MSCI, Inc.	227	134,250
Northern Trust Corp.	3,228	536,946
Piper Sandler Cos.	695	60,604
Raymond James Financial, Inc.	1,432	226,714
Robinhood Markets, Inc., Class A(2)	1,978	144,176
S&P Global, Inc.	875	377,326
St. James's Place PLC	1,534	25,329
T. Rowe Price Group, Inc.	2,525	259,772
XP, Inc., Class A	23,900	457,924
		5,479,729
Chemicals — 0.3%
Arkema SA	4,981	363,533
CF Industries Holdings, Inc.	1,425	176,985
Ecolab, Inc.	949	247,309
Element Solutions, Inc.	1,466	62,437
Linde PLC	930	466,060
Novonesis Novozymes B, Class B	9,592	589,387
PPG Industries, Inc.	2,055	222,968
Resonac Holdings Corp.	1,600	146,423
Sensient Technologies Corp.	563	63,979
Tokyo Ohka Kogyo Co. Ltd.(3)	1,800	105,822
		2,444,903
Commercial Services and Supplies — 0.1%
Bilfinger SE	701	80,847
Casella Waste Systems, Inc., Class A(2)	628	49,769
Daiei Kankyo Co. Ltd.	2,900	69,663
ISS AS	1,890	69,334
Mitie Group PLC	73,947	175,345
OPENLANE, Inc.(2)	2,481	78,003
Park24 Co. Ltd.	3,500	41,158
Republic Services, Inc.	2,284	477,858
		1,041,977
Communications Equipment — 0.1%
Ciena Corp.(2)	349	184,125
F5, Inc.(2)	1,237	400,664
Filtronic PLC(2)	6,031	23,958
Motorola Solutions, Inc.	820	360,005
		968,752
Construction and Engineering — 0.3%
Argan, Inc.	170	113,897
Balfour Beatty PLC	11,274	125,275
Construction Partners, Inc., Class A(2)	452	55,894
Eiffage SA	637	102,702
EMCOR Group, Inc.	658	586,719
Kinden Corp.	1,200	64,297
Kumagai Gumi Co. Ltd.	9,000	86,286
Quanta Services, Inc.	1,554	1,130,955
Sacyr SA	12,268	67,535

Sterling Infrastructure, Inc.(2)	312	160,873
Ventia Services Group Pty. Ltd.	14,422	55,520
		2,549,953
Construction Materials — 0.1%
Amrize Ltd.(2)	5,259	282,829
SigmaRoc PLC(2)	53,631	89,958
Titan America SA(2)	1,843	30,391
Vulcan Materials Co.	1,878	566,668
		969,846
Consumer Finance — 0.1%
American Express Co.	1,198	387,014
Dave, Inc.(2)	198	53,854
Enova International, Inc.(2)	297	50,314
Figure Technology Solutions, Inc., Class A(2)(3)	808	28,361
		519,543
Consumer Staples Distribution & Retail — 0.4%
BGF retail Co. Ltd.	3,908	349,326
Casey's General Stores, Inc.	679	558,240
Costco Wholesale Corp.	314	318,562
Koninklijke Ahold Delhaize NV	6,859	321,744
PriceSmart, Inc.	306	48,017
Raia Drogasil SA	84,200	371,706
Sprouts Farmers Market, Inc.(2)	1,729	141,519
Sysco Corp.	4,070	304,070
Target Corp.	1,053	136,627
Tesco PLC	38,409	251,619
		2,801,430
Containers and Packaging — 0.1%
Ball Corp.	3,534	215,857
Packaging Corp. of America	2,664	568,631
Rengo Co. Ltd.	9,800	77,215
Verallia SA	9,074	217,280
		1,078,983
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(2)	1,085	88,004
Duolingo, Inc.(2)	516	56,812
		144,816
Diversified REITs — 0.3%
British Land Co. PLC	43,052	227,808
Broadstone Net Lease, Inc.	12,836	254,153
CapitaLand Integrated Commercial Trust	251,600	468,609
Charter Hall Group(3)	12,422	182,927
Essential Properties Realty Trust, Inc.	7,450	234,153
Merlin Properties Socimi SA(3)	24,421	427,055
WP Carey, Inc.	4,959	361,660
		2,156,365
Diversified Telecommunication Services — 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	47,487	129,185
Deutsche Telekom AG	5,765	186,213
Globalstar, Inc.(2)	628	51,684
Singapore Telecommunications Ltd.	117,000	423,750
Telkom Indonesia Persero Tbk. PT	2,596,200	424,694
Verizon Communications, Inc.	3,152	151,391
Zegona Communications PLC	4,352	103,894
		1,470,811

Electric Utilities — 0.5%
Duke Energy Corp.	3,119	404,066
Evergy, Inc.	7,849	650,211
Eversource Energy	5,161	364,883
Iberdrola SA	26,163	613,371
NextEra Energy, Inc.	8,501	832,078
Oklo, Inc.(2)(3)	270	19,575
PPL Corp.	6,675	249,912
Xcel Energy, Inc.	7,710	639,545
		3,773,641
Electrical Equipment — 0.7%
Accelleron Industries AG	1,061	113,675
Eaton Corp. PLC	930	402,699
Fujikura Ltd.	14,400	555,595
GE Vernova, Inc.	327	354,292
Hubbell, Inc.	404	205,301
Nexans SA	179	33,411
NKT AS(2)	507	74,890
Regal Rexnord Corp.	307	66,014
Schneider Electric SE	1,902	605,233
Sensata Technologies Holding PLC	7,287	303,431
Siemens Energy AG	2,981	631,739
Sinfonia Technology Co. Ltd.(3)	1,700	156,270
SWCC Corp.(3)	800	81,886
Vertiv Holdings Co., Class A	4,819	1,582,993
		5,167,429
Electronic Equipment, Instruments and Components — 0.4%
Alps Alpine Co. Ltd.	9,100	136,557
Amphenol Corp., Class A	1,327	195,427
CDW Corp.	1,851	253,421
Cognex Corp.	1,098	60,950
Coherent Corp.(2)	760	242,980
Delta Electronics, Inc.	7,000	490,878
Fabrinet(2)	154	105,254
Furuno Electric Co. Ltd.(3)	1,600	74,238
Itron, Inc.(2)	273	22,877
Keyence Corp.	400	182,173
Koa Corp.	2,800	33,738
Lagercrantz Group AB, B Shares	2,181	57,673
Littelfuse, Inc.	202	81,642
Maruwa Co. Ltd.	200	94,481
Meiko Electronics Co. Ltd.	400	80,763
Mirion Technologies, Inc., Class A(2)	3,231	63,812
Novanta, Inc.(2)	578	74,868
Plexus Corp.(2)	495	124,037
Ralliant Corp.	4,685	212,887
TE Connectivity PLC	573	121,281
Vontier Corp.	4,849	173,982
		2,883,919
Energy Equipment and Services — 0.3%
Baker Hughes Co.	11,039	769,087
DOF Group ASA	8,336	123,497
Expro Group Holdings NV(2)	1,977	36,001
SBM Offshore NV	2,427	103,830
SLB Ltd.	17,810	1,013,033

Subsea 7 SA	2,756	99,282
TechnipFMC PLC	726	54,864
Tecnicas Reunidas SA(2)	2,415	100,069
		2,299,663
Entertainment — 0.2%
Liberty Media Corp.-Liberty Formula One, Class C(2)	674	57,930
Netflix, Inc.(2)	3,635	340,273
ROBLOX Corp., Class A(2)	9,012	498,003
Spotify Technology SA(2)	1,280	571,584
		1,467,790
Financial Services — 0.3%
Affirm Holdings, Inc.(2)	4,754	305,587
Chime Financial, Inc., Class A(2)	2,080	45,469
Corpay, Inc.(2)	1,725	528,661
Mastercard, Inc., Class A	1,370	689,000
Toast, Inc., Class A(2)	11,859	338,219
Visa, Inc., Class A	1,198	395,148
		2,302,084
Food Products — 0.1%
Cranswick PLC	712	52,122
Freshpet, Inc.(2)	420	28,299
Greencore Group PLC	21,801	74,792
Mondelez International, Inc., Class A	3,650	224,256
Morinaga Milk Industry Co. Ltd.	2,400	72,423
Premium Brands Holdings Corp.(3)	496	31,129
		483,021
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	1,500	25,750
ONE Gas, Inc.	6,118	545,848
Spire, Inc.	3,248	296,152
		867,750
Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd.	2,483	215,954
CSX Corp.	9,349	424,725
Norfolk Southern Corp.	835	263,718
Uber Technologies, Inc.(2)	2,487	185,555
Union Pacific Corp.	923	248,730
XPO, Inc.(2)	1,806	397,555
		1,736,237
Health Care Equipment and Supplies — 0.6%
Alphatec Holdings, Inc.(2)	6,403	62,493
Asahi Intecc Co. Ltd.	3,900	82,066
Becton Dickinson & Co.	3,248	484,082
Dexcom, Inc.(2)	8,371	498,493
Envista Holdings Corp.(2)	9,885	256,417
EssilorLuxottica SA	1,814	383,969
GE HealthCare Technologies, Inc.	6,678	406,289
IDEXX Laboratories, Inc.(2)	1,186	665,109
Intuitive Surgical, Inc.(2)	411	188,078
Medtronic PLC	4,222	341,855
SI-BONE, Inc.(2)	2,782	34,469
Terumo Corp.	41,200	524,229
UFP Technologies, Inc.(2)	115	22,037
Zimmer Biomet Holdings, Inc.	9,227	760,582
		4,710,168

Health Care Providers and Services — 0.6%
Cencora, Inc.	3,590	1,105,756
Chartwell Retirement Residences	16,254	257,747
Cigna Group	1,297	376,882
Encompass Health Corp.	611	61,100
Ensign Group, Inc.	333	62,168
Extendicare, Inc.	3,978	87,798
Galenica AG	471	50,180
Guardant Health, Inc.(2)	743	64,700
HealthEquity, Inc.(2)	754	61,851
Henry Schein, Inc.(2)	8,817	657,660
Hinge Health, Inc., Class A(2)	1,340	59,764
Labcorp Holdings, Inc.	2,350	603,480
Omada Health, Inc.(2)(3)	2,989	43,580
PACS Group, Inc.(2)	974	32,678
Pediatrix Medical Group, Inc.(2)	974	21,925
Quest Diagnostics, Inc.	1,876	364,319
RadNet, Inc.(2)	990	55,984
Sienna Senior Living, Inc.(3)	6,687	115,195
U.S. Physical Therapy, Inc.	377	26,850
UnitedHealth Group, Inc.	706	261,559
Universal Health Services, Inc., Class B	1,954	328,800
		4,699,976
Health Care REITs — 0.7%
Aedifica SA(3)	2,500	210,753
American Healthcare REIT, Inc.	7,576	384,709
CareTrust REIT, Inc.	14,155	558,415
Healthpeak Properties, Inc.	14,198	229,582
Janus Living, Inc., Class A-1(2)	5,446	142,903
Omega Healthcare Investors, Inc.	3,867	181,633
Ventas, Inc.	10,593	930,701
Welltower, Inc.	11,945	2,596,126
		5,234,822
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	23,668	500,105
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., Class A(2)	552	77,479
Booking Holdings, Inc.	1,275	214,659
Chipotle Mexican Grill, Inc.(2)	4,276	145,341
DoorDash, Inc., Class A(2)	1,143	192,767
Expedia Group, Inc.	950	235,951
Flutter Entertainment PLC(2)	2,389	257,845
Hilton Worldwide Holdings, Inc.	4,573	1,481,972
Life Time Group Holdings, Inc.(2)	2,259	60,564
Lottomatica Group SpA	3,584	105,376
Marriott International, Inc., Class A	980	354,456
Planet Fitness, Inc., Class A(2)	422	28,135
Royal Caribbean Cruises Ltd.	3,454	911,027
Shake Shack, Inc., Class A(2)	444	45,492
Sodexo SA(3)	3,581	182,142
Viking Holdings Ltd.(2)	3,005	246,140
Whitbread PLC	7,863	239,019
Wingstop, Inc.	305	50,038
		4,828,403
Household Durables — 0.3%
Barratt Redrow PLC	47,107	160,435

Casio Computer Co. Ltd.	11,000	111,605
De' Longhi SpA	1,685	65,523
Haseko Corp.	5,100	88,072
Mohawk Industries, Inc.(2)	1,682	177,552
Neinor Homes SA	8,806	172,288
PulteGroup, Inc.	2,590	316,913
Sony Group Corp.	18,200	364,643
Taylor Wimpey PLC	231,852	245,252
TopBuild Corp.(2)	582	257,651
		1,959,934
Household Products — 0.3%
Church & Dwight Co., Inc.	3,725	361,548
Clorox Co.	1,418	136,752
Colgate-Palmolive Co.	2,641	225,436
Henkel AG & Co. KGaA, Preference Shares	1,957	142,407
Kimberly-Clark Corp.	7,318	720,311
Procter & Gamble Co.	3,097	455,538
Reckitt Benckiser Group PLC	4,243	269,976
		2,311,968
Independent Power and Renewable Electricity Producers — 0.1%
Orsted AS(2)	10,450	279,469
Talen Energy Corp.(2)	258	96,084
TransAlta Corp.	4,895	61,010
Vistra Corp.	3,215	507,456
		944,019
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	1,526	327,068
Industrial REITs — 0.5%
EastGroup Properties, Inc.	1,826	367,391
GLP J-Reit	97	84,064
Goodman Group	31,527	683,056
LaSalle Logiport REIT	94	91,884
Prologis, Inc.	15,320	2,175,747
Tritax Big Box REIT PLC	218,013	447,493
		3,849,635
Insurance — 0.6%
Aegon Ltd.	31,313	259,478
AIA Group Ltd.	39,800	436,955
Allstate Corp.	1,958	425,395
Bowhead Specialty Holdings, Inc.(2)	1,313	31,223
Hanover Insurance Group, Inc.	900	168,921
Intact Financial Corp.	2,073	399,446
Marsh & McLennan Cos., Inc.	4,630	776,497
MetLife, Inc.	3,858	309,026
Phoenix Financial Ltd.	1,989	119,675
Progressive Corp.	833	167,666
Prudential PLC	29,881	450,293
Reinsurance Group of America, Inc.	2,310	488,473
Sompo Holdings, Inc.	6,500	241,900
Storebrand ASA	9,387	181,460
Willis Towers Watson PLC	1,809	463,466
		4,919,874
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A	8,451	3,251,945
Meta Platforms, Inc., Class A	1,269	776,513

Reddit, Inc., Class A(2)	2,195	323,170
Tencent Holdings Ltd.	8,500	516,224
		4,867,852
IT Services — 0.6%
Accenture PLC, Class A	605	108,120
Akamai Technologies, Inc.(2)	2,480	255,390
Amdocs Ltd.	4,936	319,211
Capgemini SE	1,625	197,627
Cloudflare, Inc., Class A(2)	4,473	916,831
Cognizant Technology Solutions Corp., Class A	4,956	262,173
Computacenter PLC	1,852	93,767
DigitalOcean Holdings, Inc.(2)	321	30,954
GDS Holdings Ltd., ADR(2)(3)	3,315	140,158
International Business Machines Corp.	2,214	511,390
MongoDB, Inc.(2)	323	81,018
NEC Corp.	9,100	242,060
NEXTDC Ltd.(2)(3)	26,975	279,999
Okta, Inc.(2)	4,479	329,878
Samsung SDS Co. Ltd.	2,696	305,161
Snowflake, Inc., Class A(2)	1,356	185,053
Twilio, Inc., Class A(2)	2,701	399,910
		4,658,700
Leisure Products — 0.0%
Brunswick Corp.	387	30,747
Callaway Golf Co.(2)	2,485	38,021
Technogym SpA	4,753	111,980
		180,748
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	1,130	130,572
Bio-Techne Corp.	7,925	438,411
Danaher Corp.	1,927	344,837
IQVIA Holdings, Inc.(2)	1,859	294,410
Lonza Group AG	662	407,011
Siegfried Holding AG(2)(3)	553	55,774
Thermo Fisher Scientific, Inc.	558	267,260
Waters Corp.(2)	615	190,176
West Pharmaceutical Services, Inc.	1,672	497,570
		2,626,021
Machinery — 0.7%
Atlas Copco AB, A Shares	20,953	402,667
CECO Environmental Corp.(2)	1,529	113,360
CNH Industrial NV	12,316	131,904
Construcciones y Auxiliar de Ferrocarriles SA	1,201	90,418
Crane Co.	1,552	275,837
Cummins, Inc.	1,328	891,101
Deere & Co.	427	251,874
Deutz AG	5,073	59,321
Dover Corp.	461	104,375
FANUC Corp.	10,400	459,400
Flowserve Corp.	744	54,788
Fortive Corp.	3,120	186,545
IDEX Corp.	543	118,293
IMI PLC	3,135	119,406
Kurita Water Industries Ltd.	2,500	135,118
Nabtesco Corp.	4,100	135,600

Organo Corp.(3)	500	50,526
Oshkosh Corp.	1,269	198,345
PACCAR, Inc.	1,203	142,916
Parker-Hannifin Corp.	287	261,004
RBC Bearings, Inc.(2)	205	122,813
Stanley Black & Decker, Inc.	2,530	197,745
Techtronic Industries Co. Ltd.	19,500	282,744
Timken Co.	1,649	182,858
Toro Co.	1,456	138,568
Weir Group PLC	2,606	94,455
Xylem, Inc.	2,506	296,109
Yaskawa Electric Corp.(3)	3,800	134,748
		5,632,838
Media — 0.1%
Magnite, Inc.(2)	3,842	49,235
New York Times Co., Class A	668	52,792
Publicis Groupe SA	3,888	363,284
		465,311
Metals and Mining — 0.3%
Antofagasta PLC	6,792	329,396
Capstone Copper Corp.(2)	17,425	145,214
Genesis Minerals Ltd.(2)	30,803	132,727
GMK Norilskiy Nickel PAO(2)(4)	265,800	4
Iluka Resources Ltd.	7,366	43,824
Lynas Rare Earths Ltd.(2)(3)	7,861	111,517
Materion Corp.	326	59,922
Mitsui Kinzoku Co. Ltd.	200	54,952
MP Materials Corp.(2)(3)	1,610	106,324
OceanaGold Corp.	2,843	88,031
PLS Group Ltd.(2)(3)	30,282	134,737
Reliance, Inc.	906	328,425
Salzgitter AG	1,700	96,161
Sandfire Resources Ltd.(2)	9,556	115,452
SSR Mining, Inc.(2)	2,249	64,794
Taseko Mines Ltd.(2)	7,209	51,616
Vale SA	13,200	216,775
		2,079,871
Multi-Utilities — 0.1%
ACEA SpA	3,006	78,874
Northwestern Energy Group, Inc.	4,886	353,453
		432,327
Office REITs — 0.0%
Mindspace Business Parks REIT	13,403	66,071
SL Green Realty Corp.(3)	3,419	145,000
		211,071
Oil, Gas and Consumable Fuels — 1.0%
Cameco Corp.	1,561	192,065
Cardinal Energy Ltd.(3)	3,148	28,760
Centrus Energy Corp., Class A(2)(3)	153	32,277
Cheniere Energy, Inc.	447	122,903
Coterra Energy, Inc.	6,901	247,815
Diamondback Energy, Inc.	2,648	544,508
Energy Fuels, Inc.(2)(3)	1,210	26,184
Eni SpA	19,199	542,879
Enterprise Products Partners LP	12,814	495,902

EQT Corp.	3,808	228,785
Equinor ASA	12,623	513,721
Gaztransport Et Technigaz SA	510	124,080
Murphy Oil Corp.	1,751	73,122
NAC Kazatomprom JSC, GDR	1,785	157,830
ONEOK, Inc.	1,216	112,431
Parex Resources, Inc.	2,453	51,684
Permian Resources Corp.	13,891	300,323
Phillips 66	2,039	365,287
Repsol SA	18,768	504,130
Shell PLC	16,701	759,341
Targa Resources Corp.	2,883	749,811
TC Energy Corp.	7,020	470,705
TotalEnergies SE	2,974	276,503
Williams Cos., Inc.	5,804	442,903
		7,363,949
Paper and Forest Products — 0.0%
Mondi PLC	28,185	291,191
Passenger Airlines — 0.0%
Alaska Air Group, Inc.(2)(3)	915	35,786
Southwest Airlines Co.	5,583	211,707
		247,493
Personal Care Products — 0.1%
Kenvue, Inc.	7,174	125,761
L'Oreal SA	922	397,095
Shiseido Co. Ltd.	2,900	59,232
		582,088
Pharmaceuticals — 0.6%
ALK-Abello AS	3,574	133,866
AstraZeneca PLC	4,204	797,592
AstraZeneca PLC	2,363	442,755
Bristol-Myers Squibb Co.	2,269	137,479
Crinetics Pharmaceuticals, Inc.(2)	959	37,190
Edgewise Therapeutics, Inc.(2)	1,138	35,233
Eli Lilly & Co.	638	596,275
Financiere de Tubize SA(3)	225	51,813
Galderma Group AG(2)	2,899	608,191
GSK PLC	27,411	718,647
Merck & Co., Inc.	2,050	223,819
Nuvation Bio, Inc.(2)	3,046	13,555
Roche Holding AG	201	81,907
Structure Therapeutics, Inc., ADR(2)	6,089	252,389
Zoetis, Inc.	1,913	219,938
		4,350,649
Professional Services — 0.2%
Adecco Group AG	14,108	325,119
ALS Ltd.	7,102	110,896
Automatic Data Processing, Inc.	1,035	219,358
CACI International, Inc., Class A(2)	439	228,078
First Advantage Corp.(2)	2,330	29,731
Randstad NV	10,696	316,937
		1,230,119
Real Estate Management and Development — 0.3%
Colliers International Group, Inc.	357	37,335
CTP NV(3)	6,317	119,409

FirstService Corp. (Toronto)	250	33,499
Gemlife Communities Group(2)	22,912	76,898
Hongkong Land Holdings Ltd.	20,600	162,864
Katitas Co. Ltd.	8,000	159,701
Mitsubishi Estate Co. Ltd.	7,800	222,286
Sumitomo Realty & Development Co. Ltd.	27,600	855,589
Sun Hung Kai Properties Ltd.	7,500	131,303
Tokyo Tatemono Co. Ltd.	2,300	52,925
UOL Group Ltd.	15,800	132,178
		1,983,987
Residential REITs — 0.3%
American Homes 4 Rent, Class A	3,389	107,906
Camden Property Trust	2,323	243,961
Equity Residential	8,478	554,292
Essex Property Trust, Inc.	2,777	730,934
Sun Communities, Inc.	2,463	314,870
		1,951,963
Retail REITs — 0.6%
Agree Realty Corp.(3)	1,886	145,429
Brixmor Property Group, Inc.	12,510	376,426
Curbline Properties Corp.	3,467	95,689
Japan Metropolitan Fund Invest	341	252,716
Link REIT	43,700	220,042
Macerich Co.	8,922	193,875
NETSTREIT Corp.(3)	16,922	348,086
Phillips Edison & Co., Inc.	7,447	299,109
Realty Income Corp.	8,047	516,939
Regency Centers Corp.	7,442	579,360
Scentre Group	113,613	305,300
Simon Property Group, Inc.	2,622	534,128
Tanger, Inc.	4,190	155,365
Unibail-Rodamco-Westfield	2,693	326,950
		4,349,414
Semiconductors and Semiconductor Equipment — 1.9%
Analog Devices, Inc.	1,795	722,057
Applied Materials, Inc.	1,016	400,802
ASML Holding NV	636	919,367
Astera Labs, Inc.(2)	1,187	231,156
Broadcom, Inc.	4,037	1,685,165
Credo Technology Group Holding Ltd.(2)	533	92,747
Impinj, Inc.(2)	393	56,954
Infineon Technologies AG	5,640	379,320
Kokusai Electric Corp.	2,600	109,422
Lam Research Corp.	1,169	301,438
Lattice Semiconductor Corp.(2)	3,612	441,675
MACOM Technology Solutions Holdings, Inc.(2)	273	76,879
Micron Technology, Inc.	836	432,346
MKS, Inc.	243	68,951
Monolithic Power Systems, Inc.	648	1,046,138
Nova Ltd.(2)	148	74,064
NVIDIA Corp.	18,720	3,735,950
NXP Semiconductors NV	1,052	308,857
ON Semiconductor Corp.(2)	3,051	307,571
Onto Innovation, Inc.(2)	198	58,422
Silicon Laboratories, Inc.(2)	558	121,477

SiTime Corp.(2)	195	109,619
SUMCO Corp.	19,300	307,925
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	1,804,968
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	607	240,408
Teradyne, Inc.	1,028	353,087
Tower Semiconductor Ltd.(2)	509	112,514
		14,499,279
Software — 0.9%
Agilysys, Inc.(2)	826	52,914
AppLovin Corp., Class A(2)	354	158,008
Braze, Inc., Class A(2)	1,579	34,785
Cadence Design Systems, Inc.(2)	2,781	916,590
Cellebrite DI Ltd.(2)	3,940	51,220
Core Scientific, Inc.(2)	2,565	51,300
Crowdstrike Holdings, Inc., Class A(2)	384	171,168
Datadog, Inc., Class A(2)	4,580	605,430
Descartes Systems Group, Inc.(2)	449	32,377
Descartes Systems Group, Inc.(2)	483	34,850
Dynatrace, Inc.(2)	4,347	157,405
Elastic NV(2)	355	16,483
Fair Isaac Corp.(2)	230	235,750
HubSpot, Inc.(2)	641	142,148
Klaviyo, Inc., Class A(2)	2,386	47,935
Microsoft Corp.	6,869	2,801,041
Q2 Holdings, Inc.(2)	1,121	56,891
Riot Platforms, Inc.(2)(3)	2,810	48,444
Salesforce, Inc.	734	129,573
Samsara, Inc., Class A(2)	11,852	340,626
ServiceNow, Inc.(2)	1,900	167,789
Workday, Inc., Class A(2)	1,060	129,744
Zscaler, Inc.(2)	1,247	162,958
		6,545,429
Specialized REITs — 0.7%
American Tower Corp.	1,705	311,521
CubeSmart	6,791	274,900
Digital Realty Trust, Inc.	5,059	1,016,555
Equinix, Inc.	1,657	1,794,249
Extra Space Storage, Inc.	880	126,130
Iron Mountain, Inc.	6,010	757,200
Keppel DC REIT	145,500	269,282
Millrose Properties, Inc.	5,165	158,411
Outfront Media, Inc.	6,001	185,131
Public Storage	900	272,205
VICI Properties, Inc.	4,831	141,065
		5,306,649
Specialty Retail — 0.5%
Aritzia, Inc.(2)	5,779	609,957
Auto1 Group SE(2)	2,330	49,768
Boot Barn Holdings, Inc.(2)	404	69,266
Burlington Stores, Inc.(2)	1,786	571,538
Carvana Co.(2)	1,636	647,529
Clas Ohlson AB, B Shares(3)	2,034	88,021
Five Below, Inc.(2)	352	82,952
Groupe Dynamite, Inc.(3)	1,659	108,393
Home Depot, Inc.	1,600	526,080

National Vision Holdings, Inc.(2)	1,760	40,867
Nextage Co. Ltd.	7,500	164,627
O'Reilly Automotive, Inc.(2)	2,639	262,317
RealReal, Inc.(2)	3,051	36,276
TJX Cos., Inc.	3,156	494,703
Tractor Supply Co.	8,179	287,083
Wayfair, Inc., Class A(2)	662	42,322
		4,081,699
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	7,837	2,126,570
Everpure, Inc., Class A(2)	3,028	216,350
HP, Inc.	12,059	251,551
Samsung Electronics Co. Ltd.	6,710	1,010,443
Western Digital Corp.	548	238,117
		3,843,031
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	1,900	53,955
On Holding AG, Class A(2)	14,050	500,321
Seiko Group Corp.(3)	2,100	78,008
Tapestry, Inc.	1,233	178,834
		811,118
Tobacco — 0.1%
British American Tobacco PLC	10,165	598,666
Trading Companies and Distributors — 0.5%
Applied Industrial Technologies, Inc.	174	53,201
Bunzl PLC	22,371	737,483
Diploma PLC	642	60,758
Fastenal Co.	13,017	584,854
Ferguson Enterprises, Inc.	801	214,436
Herc Holdings, Inc.	546	69,298
MSC Industrial Direct Co., Inc., Class A	4,660	476,578
SiteOne Landscape Supply, Inc.(2)	379	47,773
Sojitz Corp.	3,500	131,091
Sumitomo Corp.	9,400	349,512
Sunbelt Rentals Holdings, Inc.	2,829	212,639
United Rentals, Inc.	297	285,073
WESCO International, Inc.	1,284	448,270
		3,670,966
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	988,800	114,121
Millicom International Cellular SA	1,604	136,148
		250,269
TOTAL COMMON STOCKS (Cost $137,227,727)		192,120,929
U.S. TREASURY SECURITIES — 7.0%
U.S. Treasury Bonds, 5.00%, 5/15/45	1,311,900	1,317,435
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	1,727,538	1,798,498
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	184,104	204,329
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	3,715,724	3,087,761
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	4,093,804	2,951,711
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	798,585	704,130
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	5,167,746	5,151,748
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	2,204,235	2,207,868
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	2,450,899	2,439,588
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	2,458,961	2,453,109

U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29		5,400,460	5,515,541
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32		3,224,209	2,996,111
U.S. Treasury Notes, 3.875%, 5/31/27		2,850,000	2,852,338
U.S. Treasury Notes, 3.375%, 12/31/27(5)		6,000,000	5,951,484
U.S. Treasury Notes, 3.50%, 11/30/30		5,000,000	4,894,922
U.S. Treasury Notes, 4.375%, 11/30/30		1,390,000	1,410,931
U.S. Treasury Notes, 3.625%, 12/31/30		1,585,000	1,559,182
U.S. Treasury Notes, 3.75%, 1/31/31		1,495,900	1,478,954
U.S. Treasury Notes, 1.875%, 2/15/32		5,240,000	4,638,730
TOTAL U.S. TREASURY SECURITIES (Cost $55,651,801)			53,614,370
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.4%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.4%
FHLMC, 4.50%, 10/1/52		4,451,662	4,303,592
FHLMC, 5.50%, 12/1/52		1,942,723	1,964,172
FHLMC, 5.00%, 6/1/53		2,245,976	2,223,898
FHLMC, 5.00%, 1/1/54		1,244,366	1,229,785
FHLMC, 5.00%, 12/1/54		1,257,393	1,240,798
FHLMC, 5.50%, 11/1/55		1,042,660	1,049,156
FHLMC, 5.50%, 1/1/56		1,035,823	1,044,214
FNMA, 4.50%, 10/1/52		4,472,846	4,326,837
FNMA, 5.50%, 3/1/54		1,960,476	1,975,947
FNMA, 4.00%, 1/1/55		2,379,684	2,237,485
GNMA, 5.00%, TBA		2,499,000	2,477,697
GNMA, 7.00%, 12/15/27		1,958	1,983
GNMA, 7.50%, 12/15/27		152	152
GNMA, 6.00%, 5/15/28		1,534	1,555
GNMA, 6.50%, 5/15/28		1,337	1,346
GNMA, 7.00%, 5/15/31		3,219	3,333
GNMA, 6.50%, 10/15/38		207,985	224,991
GNMA, 4.00%, 4/20/54		2,511,643	2,352,378
UMBS, 5.00%, TBA		5,254,000	5,176,896
UMBS, 5.50%, TBA		2,153,000	2,164,046
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $33,844,274)			34,000,261
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.3%
Australia — 0.3%
Australia Government Bonds, 3.00%, 3/21/47	AUD	1,270,000	639,953
Queensland Treasury Corp., 4.50%, 8/22/35(6)	AUD	920,000	608,651
Treasury Corp. of Victoria, 2.00%, 9/17/35	AUD	1,600,000	844,864
			2,093,468
Belgium — 0.2%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	1,100,000	1,237,614
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	74,000	89,824
			1,327,438
Canada — 0.5%
Canada Government Bonds, 2.50%, 5/1/28	CAD	3,123,000	2,278,973
Canada Government Bonds, 2.50%, 12/1/32	CAD	1,050,000	734,610
Province of Quebec, 5.75%, 12/1/36	CAD	445,000	372,377
Province of Quebec, 5.00%, 12/1/41	CAD	30,000	23,253
Province of Quebec, 3.50%, 12/1/48	CAD	110,000	67,026
			3,476,239
Colombia — 0.1%
Colombia Government International Bonds, 5.00%, 9/19/32	EUR	550,000	620,130
Hungary — 0.2%
Hungary Government Bonds, 4.00%, 4/28/51	HUF	492,000,000	1,161,872

Indonesia — 0.0%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	3,800,000,000	221,458
Japan — 0.2%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	78,000,000	303,923
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	164,500,000	602,619
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	51,300,000	220,877
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	76,000,000	325,335
			1,452,754
Malaysia — 0.0%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	1,450,000	372,556
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(6)		865,000	872,742
Mexico Government International Bonds, 4.875%, 5/16/36	EUR	950,000	1,103,552
			1,976,294
New Zealand — 1.0%
New Zealand Government Bonds, 2.00%, 5/15/32	NZD	3,600,000	1,865,872
New Zealand Government Bonds, 3.50%, 4/14/33	NZD	4,000,000	2,233,279
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	6,635,000	3,889,586
			7,988,737
Norway — 0.2%
Norway Government Bonds, 4.125%, 6/3/36(6)	NOK	15,349,000	1,615,047
Paraguay — 0.1%
Paraguay Government International Bonds, 8.50%, 4/4/38(6)	PYG	7,060,000,000	1,153,417
Saudi Arabia — 0.1%
Saudi Government International Bonds, 4.875%, 1/12/36(6)		1,100,000	1,083,573
Spain — 0.5%
Spain Government Bonds, 3.10%, 7/30/31	EUR	3,190,000	3,762,942
Turkey — 0.1%
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	44,000,000	856,072
United Kingdom — 0.5%
U.K. Gilts, 4.75%, 10/22/35	GBP	2,761,000	3,681,872
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $33,570,018)			32,843,869
CORPORATE BONDS — 3.0%
Aerospace and Defense — 0.1%
Embraer Netherlands Finance BV, 5.40%, 1/9/38		173,000	168,329
Ford Motor Co., 3.25%, 2/12/32		66,000	57,932
Hexcel Corp., 4.90%, 5/15/31		110,000	110,083
Lockheed Martin Corp., 4.50%, 2/15/29		166,000	167,033
RTX Corp., 6.40%, 3/15/54		75,000	80,863
			584,240
Air Freight and Logistics — 0.0%
FedEx Corp., 4.10%, 2/1/45		105,000	82,796
United Parcel Service, Inc., 5.50%, 5/22/54		87,000	83,447
			166,243
Automobile Components — 0.0%
Magna International, Inc., 5.875%, 6/1/35		162,000	168,873
Automobiles — 0.1%
BMW U.S. Capital LLC, 5.20%, 8/11/35(6)		166,000	164,839
General Motors Co., 6.25%, 4/15/35		160,000	167,744
General Motors Co., 6.60%, 4/1/36		156,000	167,085
Hyundai Capital America, 4.75%, 4/6/29(6)		80,000	80,134
Hyundai Capital America, 5.15%, 3/27/30(6)		165,000	166,852
Hyundai Capital America, 4.55%, 1/8/31(6)		30,000	29,582
			776,236

Banks — 0.5%
Banco Bilbao Vizcaya Argentaria SA, 4.97%, 5/8/31(7)	200,000	200,205
Bank of America Corp., VRN, 4.48%, 4/23/30	110,000	109,689
Bank of America Corp., VRN, 2.48%, 9/21/36	194,000	168,706
Bank of America Corp., VRN, 3.85%, 3/8/37	180,000	167,267
Bank of Montreal, VRN, 3.80%, 12/15/32	225,000	221,314
Bank of Montreal, VRN, 3.09%, 1/10/37	109,000	97,826
Bank of Nova Scotia, VRN, 4.59%, 5/4/37	84,000	80,656
BNP Paribas SA, VRN, 4.92%, 1/15/34(6)	250,000	245,023
Canadian Imperial Bank of Commerce, VRN, 4.86%, 3/30/29	143,000	144,080
Citizens Financial Group, Inc., VRN, 5.25%, 3/5/31	166,000	168,146
Citizens Financial Group, Inc., VRN, 5.30%, 1/29/36	10,000	9,916
Fifth Third Financial Corp., VRN, 5.98%, 1/30/30	162,000	167,096
HSBC Holdings PLC, 6.50%, 9/15/37	156,000	165,550
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	55,000	56,068
Huntington Bancshares, Inc., VRN, 5.61%, 1/28/41	110,000	107,530
JPMorgan Chase & Co., VRN, 5.58%, 7/23/36	162,000	164,429
JPMorgan Chase & Co., VRN, 5.19%, 2/5/37	95,000	93,492
JPMorgan Chase & Co., VRN, 5.15%, 4/23/37	120,000	119,329
M&T Bank Corp., VRN, 6.08%, 3/13/32	159,000	166,669
M&T Bank Corp., VRN, 5.39%, 1/16/36	82,000	81,742
Santander Holdings USA, Inc., VRN, 6.17%, 1/9/30	160,000	165,160
Sumitomo Mitsui Financial Group, Inc., VRN, 5.33%, 3/3/41	110,000	107,326
Toronto-Dominion Bank, 4.36%, 4/23/29	55,000	54,859
Toronto-Dominion Bank, VRN, 5.15%, 9/10/34	130,000	130,777
Truist Financial Corp., VRN, 4.68%, 4/23/32	90,000	89,213
U.S. Bancorp, VRN, 4.97%, 7/22/33	149,000	148,272
U.S. Bancorp, VRN, 2.49%, 11/3/36	197,000	171,260
Wells Fargo & Co., VRN, 6.30%, 10/23/29	161,000	167,614
Westpac Banking Corp., VRN, 3.02%, 11/18/36	191,000	171,076
		3,940,290
Beverages — 0.0%
Keurig Dr. Pepper, Inc., 4.35%, 5/15/28	170,000	169,355
Maple Parent Holdings Corp., 4.75%, 3/26/29(6)	10,000	9,999
		179,354
Biotechnology — 0.0%
Amgen, Inc., 5.65%, 2/19/56	85,000	81,665
Amgen, Inc., 5.75%, 3/2/63	85,000	81,300
Biogen, Inc., 6.45%, 5/15/55	79,000	82,337
		245,302
Broadline Retail — 0.0%
Amazon.com, Inc., 4.25%, 3/13/31	85,000	84,191
Amazon.com, Inc., 5.80%, 3/13/56	85,000	83,719
Amazon.com, Inc., 5.55%, 11/20/65	87,000	81,235
		249,145
Capital Markets — 0.3%
Apollo Debt Solutions BDC, 5.875%, 8/30/30	111,000	110,055
Apollo Debt Solutions BDC, 5.70%, 1/23/31(6)	10,000	9,833
ARES Capital Corp., 2.875%, 6/15/28	135,000	128,897
ARES Capital Corp., 5.25%, 4/12/31	90,000	87,571
ARES Strategic Income Fund, 5.55%, 4/15/31(6)	110,000	106,742
Blackstone Private Credit Fund, 5.35%, 3/12/31	112,000	107,770
Blackstone Private Credit Fund, 5.95%, 5/15/31	35,000	34,432
Blackstone Secured Lending Fund, 2.85%, 9/30/28	60,000	56,293
Blue Owl Capital Corp., 2.875%, 6/11/28	70,000	65,686

Blue Owl Credit Income Corp., 6.65%, 3/15/31	80,000	79,715
Blue Owl Technology Finance Corp., 6.125%, 1/23/31	110,000	105,954
Brookfield Asset Management Ltd., 4.83%, 4/15/31	80,000	79,353
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	57,000	55,907
Goldman Sachs Group, Inc., VRN, 5.22%, 4/23/31	165,000	167,716
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(6)	87,000	86,016
Goldman Sachs Private Credit Corp., 6.15%, 6/16/31(6)	80,000	79,349
Hercules Capital, Inc., 5.35%, 2/10/29	45,000	44,396
HPS Corporate Lending Fund, 5.15%, 4/2/29(6)	5,000	4,898
Jefferies Financial Group, Inc., 6.20%, 4/14/34	161,000	164,850
Jefferies Financial Group, Inc., 5.50%, 2/15/36	55,000	52,988
Morgan Stanley, VRN, 5.45%, 7/20/29	177,000	180,277
Morgan Stanley, VRN, 5.30%, 4/20/37	167,000	167,256
TPG Operating Group II LP, 4.875%, 5/15/31	120,000	118,410
		2,094,364
Chemicals — 0.0%
Equate Petrochemical Co. KSCC, 4.25%, 11/3/26(6)	82,000	81,714
Consumer Finance — 0.1%
American Express Co., VRN, 4.73%, 4/25/29	176,000	176,965
Avolon Holdings Funding Ltd., 4.95%, 10/15/32(6)	115,000	112,240
Capital One Financial Corp., VRN, 5.82%, 2/1/34	55,000	56,598
Capital One Financial Corp., VRN, 6.38%, 6/8/34	142,000	150,172
Synchrony Financial, VRN, 4.95%, 2/25/32	120,000	117,273
		613,248
Consumer Staples Distribution & Retail — 0.1%
Dollar Tree, Inc., 4.20%, 5/15/28	171,000	170,105
Target Corp., 5.00%, 4/15/35	168,000	168,652
Walmart, Inc., 4.10%, 4/28/27	230,000	230,602
		569,359
Distributors — 0.0%
Genuine Parts Co., 4.95%, 8/15/29	166,000	165,800
Genuine Parts Co., 2.75%, 2/1/32	71,000	61,920
		227,720
Diversified REITs — 0.1%
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	40,000	39,342
Goodman U.S. Finance Seven LLC, 5.25%, 4/28/36(6)	110,000	108,371
Host Hotels & Resorts LP, 5.50%, 4/15/35	168,000	168,582
Prologis Targeted U.S. Logistics Fund LP, 4.625%, 3/15/33(6)	110,000	106,982
Regency Centers LP, 4.50%, 3/15/33	120,000	117,016
Simon Property Group LP, 6.65%, 1/15/54	73,000	80,842
Store Capital LLC, 5.40%, 4/30/30	111,000	112,283
		733,418
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 6.00%, 4/30/56	80,000	77,221
AT&T, Inc., 6.05%, 8/15/56	81,000	78,864
Comcast Corp., 5.50%, 5/15/64	94,000	82,252
Verizon Communications, Inc., 5.875%, 11/30/55	85,000	82,203
Verizon Communications, Inc., 6.00%, 11/30/65	86,000	83,001
		403,541
Electric Utilities — 0.2%
Basin Electric Power Cooperative, 5.85%, 10/15/55(6)	85,000	82,903
Electricite de France SA, 6.25%, 4/22/66(6)	100,000	96,862
Entergy Louisiana LLC, 5.65%, 4/15/56	85,000	81,666
Eversource Energy, 5.45%, 3/1/28	78,000	79,190
Eversource Energy, VRN, 6.10%, 8/15/56	66,000	65,757

ITC Holdings Corp., 4.875%, 4/15/31(6)	108,000	107,886
NextEra Energy Capital Holdings, Inc., VRN, 6.75%, 6/15/54	85,000	89,051
Niagara Mohawk Power Corp., 6.00%, 7/3/55(6)	80,000	78,424
Oklahoma Gas & Electric Co., 5.90%, 4/1/56	34,000	33,968
Pacific Gas & Electric Co., 6.00%, 5/1/56	120,000	114,397
PacifiCorp, 4.65%, 4/15/29	34,000	34,049
PacifiCorp, 6.25%, 10/15/37	69,000	72,328
PacifiCorp, 5.35%, 12/1/53	96,000	84,819
PSEG Power LLC, 5.20%, 5/15/30(6)	168,000	170,674
Southern California Edison Co., 5.45%, 6/1/31	69,000	70,727
Southern California Edison Co., 4.80%, 3/15/33	120,000	117,495
Southern California Edison Co., 5.875%, 12/1/53	88,000	82,862
Virginia Electric & Power Co., 5.70%, 3/15/56	85,000	82,003
Xcel Energy, Inc., 5.60%, 4/15/35	113,000	115,131
Xcel Energy, Inc., 6.50%, 7/1/36	63,000	68,122
		1,728,314
Energy Equipment and Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.35%, 6/15/31	60,000	59,313
Patterson-UTI Energy, Inc., 7.15%, 10/1/33	159,000	172,378
Schlumberger Investment, 5.15%, 5/7/36(7)	55,000	55,020
		286,711
Financial Services — 0.0%
CIMIC Finance Ltd., 6.00%, 4/22/36(6)	120,000	118,484
Gas Utilities — 0.0%
Brooklyn Union Gas Co., 5.46%, 3/16/36(6)	45,000	44,600
Southern California Gas Co., 6.00%, 6/15/55	79,000	79,295
Spire, Inc., 4.60%, 9/1/31	110,000	109,064
		232,959
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, 5.80%, 3/15/56	31,000	31,079
DAE Funding LLC, 4.95%, 1/15/33(6)	200,000	192,439
Fedex Freight Holding Co., Inc., 4.95%, 3/15/33(6)	55,000	54,037
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	167,000	168,671
XPO, Inc., 6.25%, 6/1/28(6)	167,000	169,419
		615,645
Health Care Equipment and Supplies — 0.0%
Baxter International, Inc., 2.54%, 2/1/32	133,000	113,052
Health Care Providers and Services — 0.1%
Centene Corp., 2.45%, 7/15/28	183,000	172,856
CommonSpirit Health, 4.98%, 9/1/35	172,000	167,152
CommonSpirit Health, 5.66%, 9/1/55	87,000	82,971
CVS Health Corp., 6.00%, 6/1/44	83,000	81,981
CVS Health Corp., 5.875%, 6/1/53	87,000	82,728
CVS Health Corp., 6.00%, 6/1/63	87,000	82,836
Health Care Service Corp. A Mutual Legal Reserve Co., 5.875%, 6/15/54(6)	85,000	80,442
Highmark, Inc., 5.75%, 5/15/36(6)	110,000	109,201
McKesson Corp., 4.65%, 5/30/30	169,000	170,154
		1,030,321
Hotels, Restaurants and Leisure — 0.0%
Expedia Group, Inc., 5.50%, 4/15/36	110,000	107,728
Household Durables — 0.0%
Meritage Homes Corp., 5.125%, 6/6/27	67,000	67,163
Insurance — 0.1%
American National Global Funding, 5.55%, 1/28/30(6)	30,000	30,480
American National Global Funding, 4.875%, 1/23/31(6)	100,000	98,476

Athene Global Funding, 4.83%, 5/9/28(6)	56,000	55,874
Athene Global Funding, 5.54%, 8/22/35(6)	75,000	73,718
Global Atlantic Fin Co., 7.95%, 6/15/33(6)	72,000	79,024
RGA Global Funding, 5.00%, 8/25/32(6)	167,000	166,180
Willis North America, Inc., 4.55%, 3/15/31	115,000	113,596
		617,348
Interactive Media and Services — 0.1%
Alphabet, Inc., 5.75%, 2/15/66	55,000	53,552
Meta Platforms, Inc., 6.20%, 5/15/46(7)	25,000	25,073
Meta Platforms, Inc., 5.625%, 11/15/55	87,000	79,939
Meta Platforms, Inc., 6.30%, 5/15/56(7)	45,000	45,160
Meta Platforms, Inc., 5.75%, 5/15/63	87,000	80,269
Meta Platforms, Inc., 5.55%, 8/15/64	87,000	76,854
		360,847
IT Services — 0.0%
CDW LLC/CDW Finance Corp., 3.25%, 2/15/29	177,000	169,234
Leidos, Inc., 5.00%, 3/15/36	60,000	58,619
		227,853
Life Sciences Tools and Services — 0.0%
Illumina, Inc., 4.75%, 12/12/30	172,000	171,401
Machinery — 0.1%
Caterpillar Financial Services Corp., 4.40%, 3/3/28	168,000	168,792
Cummins, Inc., 5.30%, 5/9/35	164,000	167,588
IDEX Corp., 4.95%, 9/1/29	165,000	166,659
Stanley Black & Decker, Inc., 2.30%, 3/15/30	186,000	170,557
		673,596
Media — 0.1%
Cox Communications, Inc., 5.70%, 6/15/33(6)	170,000	169,063
Omnicom Group, Inc., 4.20%, 3/2/29	40,000	39,561
Omnicom Group, Inc., 5.30%, 6/2/36	65,000	62,855
		271,479
Metals and Mining — 0.0%
Glencore Funding LLC, 5.19%, 4/1/30(6)	166,000	168,630
Rio Tinto Finance USA PLC, 5.875%, 3/14/65	81,000	81,611
		250,241
Oil, Gas and Consumable Fuels — 0.3%
Cheniere Energy, Inc., 6.00%, 7/30/56(6)	9,000	8,889
Continental Resources, Inc., 4.375%, 1/15/28	169,000	168,213
Devon Energy Corp., 5.75%, 9/15/54	91,000	85,796
Enbridge, Inc., VRN, 6.25%, 3/1/78	177,000	177,903
Energy Transfer LP, 6.20%, 4/1/55	85,000	82,770
Energy Transfer LP, 6.30%, 1/15/56	70,000	69,218
MPLX LP, 5.30%, 4/1/36	45,000	44,223
MPLX LP, 6.20%, 9/15/55	83,000	81,844
MPLX LP, 6.10%, 4/1/56	70,000	68,084
ONEOK, Inc., 6.50%, 9/1/30(6)	64,000	67,612
Petroleos Mexicanos, 5.95%, 1/28/31	413,000	404,308
Plains All American Pipeline LP, 5.95%, 6/15/35	77,000	79,451
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	167,000	167,378
Targa Resources Corp., 6.05%, 5/15/56	65,000	63,163
TotalEnergies Capital SA, 5.43%, 9/10/64	89,000	82,659
TransCanada PipeLines Ltd., VRN, 6.375%, 10/17/56	56,000	56,452
Western Midstream Operating LP, 5.30%, 3/1/48	96,000	81,959
Woodside Finance Ltd., 6.00%, 5/19/35	165,000	171,684
		1,961,606

Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, 5.75%, 11/10/36(7)	80,000	80,250
Southwest Airlines Co., 2.625%, 2/10/30	184,000	169,698
Southwest Airlines Co., 5.25%, 11/15/35	70,000	66,431
United Airlines, Inc., 4.625%, 4/15/29(6)	171,000	168,903
		485,282
Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(6)	162,000	163,963
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 4.55%, 2/20/48	85,000	71,954
Merck & Co., Inc., 5.70%, 9/15/55	82,000	80,747
Novartis Capital Corp., 4.60%, 3/18/33	35,000	34,769
Novartis Capital Corp., 5.30%, 11/5/55	86,000	81,692
Novartis Capital Corp., 5.70%, 3/18/56	55,000	55,130
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	91,000	82,341
Viatris, Inc., 2.30%, 6/22/27	176,000	171,096
Viatris, Inc., 2.70%, 6/22/30	90,000	82,030
		659,759
Professional Services — 0.0%
Concentrix Corp., 6.50%, 3/1/29	80,000	78,158
Semiconductors and Semiconductor Equipment — 0.1%
Applied Materials, Inc., 1.75%, 6/1/30	190,000	171,297
Intel Corp., 4.80%, 10/1/41	93,000	82,698
Intel Corp., 6.125%, 5/15/56	50,000	49,662
Intel Corp., 6.20%, 5/15/66	50,000	49,350
KLA Corp., 5.25%, 7/15/62	88,000	80,633
QUALCOMM, Inc., 5.00%, 5/20/35	169,000	169,190
		602,830
Software — 0.1%
Cadence Design Systems, Inc., 4.30%, 9/10/29	170,000	169,560
Oracle Corp., 6.15%, 11/9/29	162,000	166,954
Oracle Corp., 4.95%, 2/4/31	30,000	29,353
Oracle Corp., 4.30%, 7/8/34	99,000	88,097
Oracle Corp., 5.70%, 2/4/36	42,000	40,356
Oracle Corp., 5.375%, 9/27/54	98,000	75,491
		569,811
Technology Hardware, Storage and Peripherals — 0.0%
Hewlett Packard Enterprise Co., 4.50%, 3/23/28	110,000	110,079
Tobacco — 0.0%
BAT Capital Corp., 7.08%, 8/2/53	72,000	79,736
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 5.85%, 2/15/56	80,000	76,952
TOTAL CORPORATE BONDS (Cost $22,956,266)		22,694,365
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,521	1,525
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(6)	1,041,340	1,032,520
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(6)	345,807	347,913
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(6)	628,575	629,225
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(6)	894,236	898,711
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(6)	248,453	248,324
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(6)	179,092	179,501
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(6)	324,854	326,096
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(6)	274,951	275,672

JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)	353,453	356,723
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(6)	377,388	380,162
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(6)	273,158	275,294
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(6)	528,979	533,115
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(6)	297,627	298,834
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(6)	1,076,097	1,069,437
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(6)	432,863	429,630
OBX Trust, Series 2025-NQM15, Class A1B, 5.14%, 7/27/65(6)	745,313	745,050
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(6)	1,066,391	1,061,550
PRPM Trust, Series 2022-NQM1, Class A3, 5.50%, 8/25/67(6)	752,987	751,636
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(6)	742,107	742,662
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)	714,840	718,055
Sequoia Mortgage Trust, Series 2023-4, Class A10, SEQ, VRN, 5.69%, 11/25/53(6)	77,697	77,590
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 5.97%, 3/25/54(6)	377,222	378,340
SG Residential Mortgage Trust, Series 2026-3, Class A1, VRN, 5.19%, 4/25/66(6)	506,000	505,998
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	22,107	19,916
		12,283,479
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 4.70%, (30-day average SOFR plus 1.05%), 1/25/44(6)	149,278	149,313
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,464,698)		12,432,792
ASSET-BACKED SECURITIES — 0.7%
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(6)	698,000	696,148
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(6)	638,965	636,026
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(6)	912,626	911,088
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(6)	956,085	953,447
Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.74%, 9/15/31(6)	427,416	424,183
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(6)	407,283	405,305
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(6)	926,621	918,407
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(6)	399,000	378,373
TOTAL ASSET-BACKED SECURITIES (Cost $5,336,247)		5,322,977
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.92%, (1-month SOFR plus 1.26%), 11/15/38(6)	706,000	699,977
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(6)	706,000	712,112
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.70%, 1/6/29(6)	705,000	729,053
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(6)	564,000	565,188
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,716,207)		2,706,330
MUNICIPAL SECURITIES — 0.3%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	160,146
New York City GO, 4.06%, 8/1/26	2,000,000	2,000,172
New York City GO, 6.27%, 12/1/37	40,000	42,226
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	110,214
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	45,000	45,276
TOTAL MUNICIPAL SECURITIES (Cost $2,408,927)		2,358,034
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	692	499,672
iShares MSCI EAFE Small-Cap ETF	251	20,981
TOTAL EXCHANGE-TRADED FUNDS (Cost $494,280)		520,653
PREFERRED SECURITIES — 0.0%
Oil, Gas and Consumable Fuels — 0.0%
BP Capital Markets PLC, 6.45% (Cost $168,578)	159,000	166,579

RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(2)	1,264	822
IT Services — 0.0%
NEXTDC Ltd.(2)	3,468	3,845
TOTAL RIGHTS (Cost $822)		4,667
SHORT-TERM INVESTMENTS — 9.7%
Commercial Paper(8) — 3.5%
Bank of Montreal, VRN, 3.95%, 12/9/26(6)	3,150,000	3,150,012
Concord Minutemen Capital Co. LLC, VRN, 3.93%, 9/4/26(6)	4,750,000	4,749,919
Ionic Funding LLC, 3.97%, 6/5/26(6)	3,500,000	3,486,392
Ionic Funding LLC, 4.14%, 10/2/26(6)	2,250,000	2,211,819
Ionic Funding LLC, Series IIA, 3.94%, 5/22/26(6)	2,500,000	2,494,098
Lion Bay Funding LLC, VRN, 3.67%, 7/29/26(6)	2,500,000	2,500,000
Lion Bay Funding LLC, VRN, 3.67%, 7/29/26(6)	2,500,000	2,500,000
Portsea Funding LLC, 3.77%, 5/1/26(6)	3,300,000	3,299,660
Toyota Credit de Puerto Rico Corp., 4.17%, 9/21/26(6)	2,500,000	2,460,420
		26,852,320
Money Market Funds — 5.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,868,086	8,868,086
State Street Navigator Securities Lending Government Money Market Portfolio(9)	35,866,966	35,866,966
		44,735,052
Treasury Bills(8) — 0.4%
U.S. Treasury Bills, 3.72%, 5/5/26	2,500,000	2,499,018
TOTAL SHORT-TERM INVESTMENTS (Cost $74,086,852)		74,086,390
TOTAL INVESTMENT SECURITIES — 106.1% (Cost $631,345,585)		815,306,392
OTHER ASSETS AND LIABILITIES — (6.1)%		(46,620,873)
TOTAL NET ASSETS — 100.0%		$768,685,519

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,099,407	AUD	2,959,283	UBS AG	6/17/26	$(29,413)
CAD	5,867	USD	4,331	Citibank NA	6/26/26	(1)
CAD	11,391	USD	8,408	Citibank NA	6/26/26	(2)
CAD	4,875	USD	3,572	UBS AG	6/26/26	25
USD	511,367	CAD	692,914	Citibank NA	6/17/26	247
USD	2,276,480	CAD	3,107,678	Morgan Stanley & Co. LLC	6/17/26	(15,861)
USD	744,294	CAD	1,009,032	Morgan Stanley & Co. LLC	6/17/26	(6)
USD	5,021	CAD	6,835	Bank of America NA	6/26/26	(22)
USD	61,968	CAD	84,733	Citibank NA	6/26/26	(558)
USD	8,708	CAD	11,982	Citibank NA	6/26/26	(134)
USD	5,180	CAD	7,153	Citibank NA	6/26/26	(97)
USD	33,130	CAD	45,942	Citibank NA	6/26/26	(771)
USD	59,687	CAD	82,753	Citibank NA	6/26/26	(1,378)
USD	9,950	CAD	13,571	JPMorgan Chase Bank NA	6/26/26	(64)
USD	15,896	CAD	21,930	UBS AG	6/26/26	(287)
USD	61,960	CAD	84,733	UBS AG	6/26/26	(566)
USD	6,916	CAD	9,469	UBS AG	6/26/26	(71)
USD	11,174	CAD	15,446	UBS AG	6/26/26	(224)
USD	5,262	CAD	7,285	UBS AG	6/26/26	(114)
USD	45,315	CAD	62,737	UBS AG	6/26/26	(980)
USD	3,956	CAD	5,405	UBS AG	6/26/26	(33)
EUR	271,374	USD	316,136	JPMorgan Chase Bank NA	6/17/26	2,993
EUR	32,390	USD	38,006	Citibank NA	6/26/26	99

EUR	4,866	USD	5,625	Goldman Sachs & Co. LLC	6/26/26	100
EUR	46,279	USD	54,746	Goldman Sachs & Co. LLC	6/26/26	(302)
EUR	6,184	USD	7,246	Goldman Sachs & Co. LLC	6/26/26	28
EUR	34,331	USD	39,498	Morgan Stanley & Co. LLC	6/26/26	890
EUR	59,193	USD	69,375	Morgan Stanley & Co. LLC	6/26/26	263
EUR	7,841	USD	9,190	Morgan Stanley & Co. LLC	6/26/26	35
EUR	29,360	USD	34,513	Morgan Stanley & Co. LLC	6/26/26	27
EUR	4,250	USD	5,024	Morgan Stanley & Co. LLC	6/26/26	(24)
EUR	30,313	USD	35,577	Morgan Stanley & Co. LLC	6/26/26	85
EUR	5,716	USD	6,630	UBS AG	6/26/26	95
USD	7,149,635	EUR	6,176,133	Citibank NA	6/17/26	(113,346)
USD	34,999	EUR	29,968	Citibank NA	6/26/26	(256)
USD	380,524	EUR	325,819	Citibank NA	6/26/26	(2,781)
USD	5,823	EUR	5,015	Goldman Sachs & Co. LLC	6/26/26	(77)
USD	34,986	EUR	29,968	Goldman Sachs & Co. LLC	6/26/26	(269)
USD	380,381	EUR	325,819	Goldman Sachs & Co. LLC	6/26/26	(2,925)
USD	9,304	EUR	8,032	Goldman Sachs & Co. LLC	6/26/26	(146)
USD	60,696	EUR	51,650	Morgan Stanley & Co. LLC	6/26/26	(67)
USD	12,336	EUR	10,497	Morgan Stanley & Co. LLC	6/26/26	(14)
USD	34,972	EUR	29,968	Morgan Stanley & Co. LLC	6/26/26	(283)
USD	380,229	EUR	325,819	Morgan Stanley & Co. LLC	6/26/26	(3,077)
USD	4,455	EUR	3,846	Morgan Stanley & Co. LLC	6/26/26	(70)
USD	61,751	EUR	52,236	Morgan Stanley & Co. LLC	6/26/26	299
USD	380,394	EUR	325,819	UBS AG	6/26/26	(2,912)
USD	34,987	EUR	29,968	UBS AG	6/26/26	(268)
USD	7,173	EUR	6,099	UBS AG	6/26/26	(2)
GBP	20,478	USD	27,011	Bank of America NA	6/26/26	851
GBP	11,575	USD	15,310	Bank of America NA	6/26/26	438
USD	1,397,826	GBP	1,036,050	Citibank NA	6/17/26	(11,870)
USD	1,399,482	GBP	1,036,065	Morgan Stanley & Co. LLC	6/17/26	(10,235)
USD	873,288	GBP	647,402	Morgan Stanley & Co. LLC	6/17/26	(7,597)
USD	22,752	GBP	16,918	Bank of America NA	6/26/26	(266)
USD	326,063	GBP	242,943	Bank of America NA	6/26/26	(4,485)
USD	24,763	GBP	18,290	Bank of America NA	6/26/26	(122)
USD	325,846	GBP	242,943	Goldman Sachs & Co. LLC	6/26/26	(4,702)
HUF	375,896,856	USD	1,201,099	Citibank NA	6/17/26	7,263
USD	1,214,014	HUF	375,896,856	Goldman Sachs & Co. LLC	6/17/26	5,652
USD	1,147,906	HUF	358,811,149	Goldman Sachs & Co. LLC	6/17/26	(5,532)
USD	233,452	IDR	3,945,922,857	Goldman Sachs & Co. LLC	6/17/26	5,822
JPY	1,736,125	USD	10,960	Bank of America NA	6/26/26	176
JPY	1,088,850	USD	6,870	Bank of America NA	6/26/26	114
JPY	963,900	USD	6,064	Bank of America NA	6/26/26	119
JPY	726,750	USD	4,587	JPMorgan Chase Bank NA	6/26/26	75
JPY	1,138,150	USD	7,169	JPMorgan Chase Bank NA	6/26/26	132
USD	326,649	JPY	51,653,618	Morgan Stanley & Co. LLC	6/17/26	(4,430)
USD	1,179,085	JPY	185,966,874	Morgan Stanley & Co. LLC	6/17/26	(12,888)
USD	6,992	JPY	1,105,000	Bank of America NA	6/26/26	(95)
USD	27,064	JPY	4,268,700	Bank of America NA	6/26/26	(317)
USD	14,619	JPY	2,314,975	Bank of America NA	6/26/26	(230)
USD	7,580	JPY	1,203,175	Bank of America NA	6/26/26	(138)
USD	10,850	JPY	1,708,075	Bank of America NA	6/26/26	(106)
USD	10,427	JPY	1,651,125	Bank of America NA	6/26/26	(164)
USD	14,520	JPY	2,286,500	JPMorgan Chase Bank NA	6/26/26	(146)
USD	145,712	JPY	23,050,300	JPMorgan Chase Bank NA	6/26/26	(2,142)
USD	7,233	JPY	1,146,650	JPMorgan Chase Bank NA	6/26/26	(122)
USD	18,538	JPY	2,932,500	JPMorgan Chase Bank NA	6/26/26	(273)
USD	3,128	JPY	494,275	JPMorgan Chase Bank NA	6/26/26	(42)
MXN	38,986,934	USD	2,164,239	Bank of America NA	6/17/26	59,582
USD	2,226,500	MXN	39,483,980	Morgan Stanley & Co. LLC	6/17/26	(25,673)
USD	378,256	MYR	1,480,949	Goldman Sachs & Co. LLC	6/18/26	4,707
USD	1,546,495	NOK	14,963,556	Morgan Stanley & Co. LLC	6/17/26	(67,837)
USD	2,215,222	NZD	3,843,937	Citibank NA	6/17/26	(58,896)

USD	816,455	NZD	1,399,689	Morgan Stanley & Co. LLC	6/17/26	(11,617)
USD	5,001,701	NZD	8,481,426	UBS AG	6/17/26	(16,010)
PLN	2,909,620	USD	787,693	Goldman Sachs & Co. LLC	6/17/26	14,941
USD	805,572	PLN	2,949,778	UBS AG	6/17/26	(8,141)
USD	417,264	ZAR	6,850,960	UBS AG	6/17/26	7,311
ZAR	6,720,543	USD	391,570	Bank of America NA	6/17/26	10,579
						$(308,529)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-BTP Italian Government 10-Year Bonds	16	June 2026	$2,196,321	$(53,733)
Euro-OAT 10-Year Bonds	14	June 2026	1,959,737	(35,515)
Korean Treasury 10-Year Bonds	8	June 2026	585,221	(7,994)
U.S. Treasury 2-Year Notes	144	June 2026	29,826,000	(11,412)
U.S. Treasury 10-Year Notes	82	June 2026	9,068,687	(38,879)
U.S. Treasury Long Bonds	13	June 2026	1,466,969	(62,182)
U.S. Treasury Ultra Bonds	32	June 2026	3,681,000	(53,531)
U.K. Gilt 10-Year Bonds	9	June 2026	1,060,446	(75,944)
Canadian 10-Year Government Bonds	1	June 2026	87,702	(2,425)
			$49,932,083	$(341,615)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	26	June 2026	$2,004,081	$18,417
U.S. Treasury 10-Year Notes	8	June 2026	884,750	15,359
			$2,888,831	$33,776
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX Emerging Markets Index Series 45	Sell	1.00%	6/20/31		$1,100,000	$(46,913)	$17,757	$(29,156)
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30		$12,078,000	799,433	151,886	951,319
Markit CDX North America High Yield Index Series 46	Sell	5.00%	6/20/31		$2,000,000	140,433	13,763	154,196
Markit iTraxx Europe Crossover Index Series 43	Sell	5.00%	6/20/30	EUR	1,459,980	143,069	39,988	183,057
						$1,036,022	$223,394	$1,259,416
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley	BZDIOVRA	Pay	12.99%	1/2/31	BRL	13,500,000	$(73,894)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.44%	12/10/30	$5,400,000	$492	$69,221	$69,713
CPURNSA	Receive	2.43%	12/11/30	$5,150,000	491	66,264	66,755
CPURNSA	Receive	2.52%	2/3/31	$2,500,000	490	26,886	27,376
CPURNSA	Receive	2.36%	2/25/31	$2,000,000	498	35,833	36,331
CPURNSA	Receive	2.35%	2/26/31	$2,500,000	501	46,652	47,153
CPURNSA	Receive	2.56%	3/16/31	$2,160,000	504	19,844	20,348
CPURNSA	Receive	2.45%	3/30/36	$2,600,000	526	32,199	32,725
					$3,502	$296,899	$300,401

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GDR	–	Global Depositary Receipt
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
PYG	–	Paraguay Guarani
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand

(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $37,289,116. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,762,396.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $57,922,519, which represented 7.5% of total net assets.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $38,073,136, which includes securities collateral of $2,206,170.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$382,434,176	—	—
Common Stocks	135,147,783	$56,973,146	—
U.S. Treasury Securities	—	53,614,370	—
U.S. Government Agency Mortgage-Backed Securities	—	34,000,261	—
Sovereign Governments and Agencies	—	32,843,869	—
Corporate Bonds	—	22,694,365	—
Collateralized Mortgage Obligations	—	12,432,792	—
Asset-Backed Securities	—	5,322,977	—
Commercial Mortgage-Backed Securities	—	2,706,330	—
Municipal Securities	—	2,358,034	—
Exchange-Traded Funds	520,653	—	—
Preferred Securities	—	166,579	—
Rights	822	3,845	—
Short-Term Investments	44,735,052	29,351,338	—
	$562,838,486	$252,467,906	—
Other Financial Instruments
Futures Contracts	$15,359	$18,417	—
Swap Agreements	—	1,588,973	—
Forward Foreign Currency Exchange Contracts	—	122,948	—
	$15,359	$1,730,338	—
Liabilities
Other Financial Instruments
Futures Contracts	$166,004	$175,611	—
Swap Agreements	—	103,050	—
Forward Foreign Currency Exchange Contracts	—	431,477	—
	$166,004	$710,138	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$28,574	—	$3,235	$229	$25,568	547	$(265)	$1,011
American Century Focused Dynamic Growth ETF(3)	25,534	$2,429	1,181	2,643	29,425	225	1,029	—
American Century Focused Large Cap Value ETF	24,734	2,566	502	3,184	29,982	374	44	328
American Century Multisector Income ETF	35,630	—	—	(25)	35,605	813	—	1,501
American Century Quality Diversified International ETF	31,932	3,880	8,848	760	27,724	401	4,393	333
American Century Short Duration Strategic Income ETF	4,619	17,744	—	(80)	22,283	433	—	664
American Century U.S. Quality Growth ETF	35,503	13,822	14,292	123	35,156	313	121	60
American Century U.S. Quality Value ETF(4)	35,627	15,663	361	3,299	54,228	811	6	590
Avantis Emerging Markets Equity ETF(4)	30,192	6,258	9,311	6,574	33,713	373	1,484	482
Avantis International Equity ETF	23,193	6,035	6,312	4,763	27,679	309	356	316
Avantis International Small Cap Value ETF	8,422	508	474	2,431	10,887	103	241	157
Avantis U.S. Equity ETF	43,502	2,926	5,594	4,267	45,101	369	3,554	350
Avantis U.S. Small Cap Value ETF(4)	10,412	83	2,256	(3,156)	5,083	42	5,373	92
	$337,874	$71,914	$52,366	$25,012	$382,434	5,113	$16,336	$5,884
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.